SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Sales Revenue, Net [Member]
Concentration Percentage	62.37%	68.11%	57.60%
Sales Revenue, Net [Member] | A [Member]
Concentration Percentage	62.37%	35.49%	57.60%
Sales Revenue, Net [Member] | B [Member]
Concentration Percentage	0.00%	17.07%	0.00%
Sales Revenue, Net [Member] | C [Member]
Concentration Percentage		15.55%	0.00%
Sales Revenue, Net [Member] | D [Member]
Concentration Percentage		0.00%	0.00%
Accounts receivable [Member]
Concentration Percentage	66.90%	67.12%	47.16%
Accounts receivable [Member] | A [Member]
Concentration Percentage	13.01%	54.55%	27.40%
Accounts receivable [Member] | B [Member]
Concentration Percentage	53.89%	12.57%	0.00%
Accounts receivable [Member] | C [Member]
Concentration Percentage		0.00%	0.00%
Accounts receivable [Member] | D [Member]
Concentration Percentage		0.00%	19.76%